COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Debt securities at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Government securities	$ 222,903,760	$ 319,348,310
Corporate securities	26,602,638	25,704,220
Securities issued by the Central Bank	103	1,357,718
Debt securities	$ 249,506,501	$ 346,410,248